UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST
On behalf of the following series:
BBH Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005
(Address of principal executive offices) (Zip Code)

Corporation Services Company
2711 Centerville Road, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 625-5759

Date of fiscal year end: June 30

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report

JUNE 30, 2010

BBH MONEY MARKET FUND

BBH MONEY MARKET FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
June 30, 2010

For the 12-month period ended June 30, 2010, the BBH Money Market Fund (the “Fund”) produced a total return of 0.01%1 and 0.16%1 for its regular and institutional shares, respectively. We believe the performance of the Fund was competitive within the industry while maintaining a high degree of liquidity throughout the period.

The Fund seeks to maximize income while attempting to preserve capital and maintain liquidity by investing primarily in a diversified portfolio of liquid, high-quality, short-term debt securities. To that end, the Fund’s investments include securities issued or guaranteed as to principal and interest by the U.S. government or its agencies, deposits in and commercial paper issued by large, well capitalized global banks, commercial paper issued by large credit worthy U.S. corporations, U.S. municipals, and repurchase agreements backed by U.S. government and agency collateral.

In general, money markets have recovered from the stress precipitated by the default of Lehman Brothers and subsequent failure of the Reserve Fund in the fall of 2008. The highly successful liquidity programs established by the Federal Reserve to address the credit crisis were allowed to expire in 2009 and money markets have since remained stable largely without government assistance. Highly accommodative monetary policy, in the form of near zero short-term interest rates, has persisted throughout the period and is expected to remain well into 2011. These low interest rates, combined with a renewed appetite for risk, have contributed to a decline in money market fund assets exceeding $1 trillion from their highs in early 2010. Historically low interest rates have also encouraged U.S. corporations to extend the term of their debt leading to a 50% decline in outstanding commercial paper.

In response to the credit crisis of 2008, the Securities and Exchange Commission (SEC) implemented material changes to its regulatory framework for money market funds under Rule 2a-7. In particular, the SEC sought to improve the liquidity profile of money market funds by reducing the maximum weighted average maturity (WAM) limit from 90 to 60 days, mandating daily and weekly liquidity buffers, and further restricting lower quality and less liquid holdings. A new statistic, the weighted average life (WAL), was introduced to regulate a fund’s sensitivity to changes in credit spreads. In addition, the SEC now requires that all money market funds perform periodic stress testing. Given the conservative approach with which BBH has always employed in its management of the portfolio, few changes to the Fund were necessary to comply with the new rule.

Towards the end of the review period, money market rates increased modestly in response to concerns regarding the solvency of several European countries and the banks exposed to their debt. Following a playbook similar to that employed by the Federal Reserve in 2008, the European Central Bank provided significant liquidity to the banking system which to date has largely averted a broader market contagion.

The investment team for the Fund maintained what it believed to be a conservative investment strategy throughout the period. We continue to perform our own rigorous credit assessment of all securities purchased for the Fund and do not rely solely on the rating agencies to determine credit quality. To date, the investment team has been able to deliver a consistently competitive return and ample liquidity.

[1]
Performance data quoted is net of fees and represents no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

BBH MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of the
BBH Money Market Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the BBH Money Market Fund (a series of BBH Trust) as of June 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Money Market Fund as of June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 13, 2010

FINANCIAL STATEMENT JUNE 30, 2010	3

BBH MONEY MARKET FUND

PORTFOLIO ALLOCATION
June 30, 2010

BREAKDOWN BY SECURITY TYPE AND OTHER ASSETS

	U.S. $ Value	Percent of Net Assets
Certificates of Deposit	$618,613,397	36.3%
Commercial Paper	324,685,802	19.1
Corporate Bonds	64,184,766	3.8
Municipal Bonds	366,432,981	21.5
U.S. Government Agency Obligations	154,900,510	9.1
Time Deposits	62,500,000	3.7
Repurchase Agreements	110,000,000	6.4
Cash and Other Assets in Excess of Liabilities	1,074,452	0.1

NET ASSETS	$1,702,391,908	100.0%

All data as of June 30, 2010. The Fund’s breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
June 30, 2010

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (36.3%)
$33,000,000	Banco Bilbao Vizcaya Argentaria[1]	12/15/10	0.420%	$ 33,000,000
51,000,000	Bank of Montreal	07/06/10	0.310	51,000,000
35,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/11/10	0.305	35,000,199
15,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	09/24/10	0.550	15,000,000
20,000,000	Barclays Bank, Plc.	08/25/10	0.510	20,000,000
30,000,000	Barclays Bank, Plc.	09/13/10	1.240	30,000,000
10,000,000	BNP Paribas	08/02/10	0.270	9,999,910
18,000,000	BNP Paribas	08/17/10	0.420	18,000,000
24,000,000	BNP Paribas	09/24/10	0.585	24,000,000
10,000,000	Citibank N.A.	07/21/10	0.290	10,000,000
25,000,000	Citibank N.A.	08/19/10	0.440	25,000,000
14,000,000	Citibank N.A.	08/19/10	0.480	14,000,000
30,000,000	Credit Suisse	07/26/10	0.400	30,000,416
20,000,000	Credit Suisse	07/30/10	0.785	20,007,945
10,000,000	DnB NOR Bank ASA	09/09/10	0.500	10,000,000
14,600,000	DnB NOR Bank ASA	09/22/10	0.430	14,600,000
25,000,000	DnB NOR Bank ASA[1]	12/03/10	0.576	25,000,000
16,000,000	Nordea Bank Finland, Plc.	07/02/10	0.910	16,000,028
10,000,000	Rabobank Nederland NV	09/08/10	0.390	10,001,718
20,000,000	Rabobank Nederland NV	10/06/10	0.350	20,000,000
11,000,000	Royal Bank of Scotland, Plc.	08/09/10	0.430	11,000,000
25,000,000	Royal Bank of Scotland, Plc.	09/13/10	1.400	25,001,013
13,000,000	Royal Bank of Scotland, Plc.	10/01/10	0.420	13,000,332
20,000,000	Societe Generale	10/19/10	0.630	20,000,000
29,000,000	Standard Chartered Bank	08/11/10	0.440	29,000,000
20,000,000	Standard Chartered Bank	10/13/10	0.490	20,000,576
50,000,000	Svenska Handelsbanken	07/12/10	0.270	50,000,153
20,000,000	UBS AG	01/18/11	0.890	20,001,107

	Total Certificates of Deposit			618,613,397

	COMMERCIAL PAPER (19.1%)
5,253,000	City of Dallas TX	07/07/10	0.300	5,253,000
10,000,000	DeKalb County Development Authority	07/06/10	0.270	10,000,000
25,000,000	Deutsche Bank Financial LLC[2]	07/06/10	0.250	24,999,132

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2010	5

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2010

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL PAPER (continued)
$25,000,000	Deutsche Bank Financial LLC[2]	08/09/10	0.290%	$ 24,992,146
10,000,000	ING US Funding LLC[2]	07/26/10	0.280	9,998,056
20,000,000	ING US Funding LLC[2]	09/02/10	0.501	19,982,500
20,000,000	ING US Funding LLC[2]	10/22/10	0.461	19,971,122
16,588,000	Johns Hopkins University	08/19/10	0.350	16,588,000
25,000,000	National Australia Funding
	Delaware, Inc.[2]	07/19/10	0.270	24,996,625
15,982,000	Nebraska Public Power District[2]	07/07/10	0.300	15,981,201
13,000,000	Nordea North America, Inc.[2]	08/18/10	0.461	12,992,027
20,000,000	Nordea North America, Inc.[2]	10/12/10	0.346	19,980,258
20,000,000	Rabobank USA Financial Corp.[2]	09/14/10	0.461	19,980,833
11,000,000	Societe Generale North America, Inc.[2]	07/26/10	0.240	10,998,167
18,000,000	Societe Generale North America, Inc.[2]	08/12/10	0.440	17,990,760
8,000,000	Tennessee State School Bond
	Association	07/07/10	0.300	8,000,000
8,000,000	Tennessee State School Bond
	Association	08/19/10	0.350	8,000,000
10,000,000	UBS Finance Delaware LLC[2]	08/12/10	0.275	9,996,792
19,000,000	UBS Finance Delaware LLC[2]	08/20/10	0.531	18,986,014
10,000,000	University of California[2]	07/14/10	0.233	9,999,169
15,000,000	University of Texas	08/04/10	0.270	15,000,000

	Total Commercial Paper			324,685,802

	CORPORATE BONDS (3.8%)
15,000,000	American Express Bank FSB[1,3]	12/10/10	1.200	15,050,666
7,000,000	General Dynamics Corp.	08/15/10	4.500	7,033,158
30,000,000	General Electric Capital Corp.[1,3]	12/09/10	1.167	30,090,819
2,000,000	Wal-Mart Stores, Inc.	07/01/10	4.125	2,000,000
1,750,000	Wal-Mart Stores, Inc.	08/15/10	4.750	1,759,629
8,250,000	Walt Disney Co.[1]	07/16/10	0.374	8,250,494

	Total Corporate Bonds			64,184,766

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2010

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (21.5%)
$15,000,000	Bay Area Toll Authority[1]	07/01/10	0.270%	$ 15,000,000
1,700,000	Buncombe County, North Carolina[1]	07/01/10	0.400	1,700,000
2,000,000	Buncombe County, North Carolina[1]	07/01/10	0.400	2,000,000
2,000,000	Buncombe County, North Carolina[1]	07/01/10	0.400	2,000,000
17,000,000	California State Health Facilities
	Financing Authority[1]	07/07/10	0.210	17,000,000
6,000,000	Charleston, South Carolina,
	Waterworks & Sewer[1]	07/01/10	0.300	6,000,000
2,250,000	Charlotte, North Carolina[1]	07/01/10	0.300	2,250,000
9,290,000	Charlotte, North Carolina[1]	07/01/10	0.300	9,290,000
17,000,000	Connecticut State Health & Educational
	Facility Authority[1]	07/07/10	0.150	17,000,000
5,000,000	Delaware State Economic
	Development Authority[1]	07/01/10	0.300	5,000,000
2,500,000	Delaware State Economic
	Development Authority[1]	07/01/10	0.400	2,500,000
3,190,000	Guilford County, North Carolina[1]	07/01/10	0.280	3,190,000
17,150,000	Harris County Health Facilities
	Development Corp.[1]	07/01/10	0.140	17,150,000
2,745,000	Houston, Texas, Higher Education
	Finance Corp.[1]	07/07/10	0.220	2,745,000
9,915,000	Illinois State Finance Authority[1]	07/01/10	0.240	9,915,000
5,328,000	Illinois State Finance Authority[1]	07/01/10	0.250	5,328,000
15,000,000	Kansas State Department of
	Transportation[1]	07/01/10	0.230	15,000,000
16,300,000	Massachusetts State Development
	Finance Agency[1]	07/01/10	0.240	16,300,000
16,940,000	Massachusetts State Health &
	Educational Facilities Authority[1]	07/01/10	0.260	16,940,000
17,695,000	Metropolitan Water District of
	Southern California[1]	07/07/10	0.250	17,695,000
6,100,000	Missouri State Health & Educational
	Facilities Authority[1]	07/01/10	0.170	6,099,981

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2010	7

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2010

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$17,000,000	Missouri State Health & Educational
	Facilities Authority[1]	07/01/10	0.270%	$ 17,000,000
10,000,000	Missouri State Health & Educational
	Facilities Authority[1]	07/07/10	0.250	10,000,000
8,910,000	New Hampshire State Health &
	Education Facilities Authority[1]	07/07/10	0.200	8,910,000
3,900,000	New Jersey State Educational
	Facilities Authority[1]	07/07/10	0.220	3,900,000
4,690,000	New York State Dormitory Authority[1]	07/01/10	0.250	4,690,000
4,800,000	North Carolina State Capital Facilities
	Finance Agency[1]	07/01/10	0.320	4,800,000
6,400,000	North Carolina State Medical Care
	Commission[1]	07/01/10	0.250	6,400,000
2,500,000	Northampton County, Pennsylvania,
	Higher Education Authority[1]	07/01/10	0.270	2,500,000
5,245,000	State of Ohio[1]	07/07/10	0.220	5,245,000
16,900,000	Oklahoma State Turnpike Authority[1]	07/01/10	0.140	16,900,000
17,000,000	Pennsylvania State Turnpike
	Commission[1]	07/01/10	0.300	17,000,000
6,200,000	Private Colleges & Universities
	Authority[1]	07/01/10	0.210	6,200,000
3,750,000	Raleigh, North Carolina[1]	07/07/10	0.200	3,750,000
10,000,000	Raleigh, North Carolina[1]	07/07/10	0.200	10,000,000
16,600,000	San Diego County, California, Regional
	Transportation Commission[1]	07/01/10	0.280	16,600,000
4,890,000	Tempe, Arizona[1]	07/07/10	0.240	4,890,000
9,445,000	Union County, North Carolina[1]	07/01/10	0.250	9,445,000
6,400,000	Union County, North Carolina[1]	07/07/10	0.200	6,400,000
10,000,000	Virginia State College Building
	Authority, Educational Facilities[1]	07/01/10	0.150	10,000,000
11,700,000	Washington State Health Care
	Facilities Authority[1]	07/01/10	0.150	11,700,000

	Total Municipal Bonds			366,432,981

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2010

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (9.1%)
$25,000,000	FHLMC Discount Notes[2]	09/27/10	0.185%	$ 24,988,694
50,000,000	FHLMC Discount Notes[2]	10/04/10	0.295	49,961,076
55,000,000	FHLMC Discount Notes[2,4]	10/18/10	0.271	54,954,962
25,000,000	FNMA Discount Notes[2]	08/02/10	0.190	24,995,778

	Total U.S. Government Agency
	Obligations			154,900,510

	TIME DEPOSITS (3.7%)
50,000,000	Canadian Imperial Bank of Commerce	07/01/10	0.010	50,000,000
12,500,000	Royal Bank of Canada	07/01/10	0.063	12,500,000

	Total Time Deposits			62,500,000

	REPURCHASE AGREEMENTS (6.4%)
$30,000,000	BNP Paribas (Agreement dated 06/30/10
	collateralized by FHLMC 6.000%,
	due 03/01/37, value $19,455,582 and
	FNMA 6.000%, due 01/01/36,
	value $11,144,418)	07/01/10	0.030%	30,000,000
20,000,000	Deutsche Bank AG (Agreement dated
	06/30/10 collateralized by FNMA
	4.023%-5.643%, due 09/01/36-10/01/37,
	value $20,400,000)	07/01/10	0.040	20,000,000
30,000,000	Royal Bank of Canada (Agreement
	dated 06/30/10 collateralized by FHLMC
	5.000%-6.000%, due 02/01/27-05/01/38,
	value $6,024,697, FNMA 4.000%-6.500%,
	due 07/01/17-04/01/40, value $14,806,948
	and GNMA 4.500%-5.500%, due
	01/15/34-06/15/40, value $9,768,355)	07/01/10	0.100	30,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2010	9

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2010

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (continued)
$30,000,000	Societe Generale SA (Agreement dated
	06/30/10 collateralized by FNMA
	6.000%-6.500%, due 04/01/35-07/01/39,
	value $30,600,000)	07/01/10	0.030%	$ 30,000,000

	Total Repurchase Agreements			110,000,000

TOTAL INVESTMENTS AT AMORTIZED COST			99.9%	$ 1,701,317,456
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.1	1,074,452

NET ASSETS			100.0%	$ 1,702,391,908

[1]
Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the June 30, 2010 coupon or interest rate.

[2]	Coupon represents a yield to maturity.

[3]	Guaranteed by the FDIC under the TLGP.

[4]	Coupon represents a weighted average rate.

Abbreviations:

FDIC — Federal Deposit Insurance Corporation.

FHLMC — Federal Home Loan Mortgage Association.

FNMA — Federal National Mortgage Association.

GNMA — Government National Mortgage Association.

TLGP — Temporary Liquidity Guarantee Program.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2010

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU will add new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the Fund is currently evaluating the impact the adoption will have on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2010	11

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2010

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2010.

Investments, at value	(Unadjusted) Quoted Prices in ActiveMarkets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of June 30, 2010
Certificates of Deposit	–	$618,613,397	–	$618,613,397
Commercial Paper	–	324,685,802	–	324,685,802
Corporate Bonds	–	64,184,766	–	64,184,766
Municipal Bonds	–	366,432,981	–	366,432,981
U.S. Government Agency
Obligations	–	154,900,510	–	154,900,510
Time Deposits	–	62,500,000	–	62,500,000
Repurchase Agreements	–	110,000,000	–	110,000,000

Total Investments, at value	–	$1,701,317,456	–	$1,701,317,456

*	At June 30, 2010, there were no transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010

ASSETS:
Investments, at amortized cost	$1,591,317,456
Repurchase agreements	110,000,000
Cash	60,966
Receivables for:
Interest	1,653,170
Other assets	23,734

Total Assets	1,703,055,326

LIABILITIES:
Payables for:
Shareholder servicing fees	252,741
Custody and accounting fees	148,023
Investment advisory and administrative fees	110,918
Professional fees	40,700
Distributions declared	22,556
Transfer agent fees	10,600
Distribution fees	8,357
Board of Trustees’ fees	1,500
Accrued expenses and other liabilities	68,023

Total Liabilities	663,418

NET ASSETS	$1,702,391,908

Net Assets Consist of:
Paid-in capital	$1,702,393,651
Distributions in excess of net investment income	(22,556)
Accumulated net realized gain on investments	20,813

Net Assets	$1,702,391,908

NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
($1,116,038,696 ÷ 1,116,039,549 shares outstanding)	$1.00

INSTITUTIONAL SHARES
($586,353,212 ÷ 586,353,419 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2010	13

BBH MONEY MARKET FUND

STATEMENT OF OPERATIONS
For the year ended June 30, 2010

NET INVESTMENT INCOME:

Income:
Interest income	$9,812,277

Expenses:
Investment advisory and administrative fees	5,232,288
Shareholder servicing fees	3,606,632
Custody and accounting fees	321,878
U.S. Treasury Temporary Guarantee Program	184,182
Board of Trustees’ fees	86,852
Professional fees	79,220
Transfer agent fees	30,102
Distribution fees	13,750
Miscellaneous expenses	196,731

Total Expenses	9,751,635
Expense offset arrangement	(1,641)
Investment advisory and administrative fee waiver	(1,444,177)

Net Expenses	8,305,817

Net Investment Income	1,506,460

NET REALIZED GAIN:
Net realized gain on investments	220,041

Net Increase in Net Assets Resulting from Operations	$1,726,501

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended June 30,

	2010	2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$1,506,460	$26,151,063
Net realized gain on investments	220,041	146,084

Net increase in net assets resulting
from operations	1,726,501	26,297,147

Distributions declared:
From net investment income:
Regular Shares	(157,262)	(15,193,911)
Institutional Shares	(1,570,298)	(11,103,920)

Total distributions declared	(1,727,560)	(26,297,831)

From Fund Share (Principal) Transactions at
Net Asset Value of $1.00 per share:
Fund shares sold	4,101,680,539	3,902,488,244
Fund shares issued in connection with
reinvestments of distributions	603,148	9,968,094
Fund shares repurchased	(5,106,293,903)	(3,379,950,177)

Net increase (decrease) in net assets
resulting from fund share transactions	(1,004,010,216)	532,506,161

Total increase (decrease) in net assets	(1,004,011,275)	532,505,477

NET ASSETS:
Beginning of year	2,706,403,183	2,173,897,706

End of year (including distributions in excess
of net investment income of $(22,556) and
$(37,722), respectively)	$1,702,391,908	$2,706,403,183

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2010	15

BBH MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Regular Share outstanding throughout each year

	For the years ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00[2]	0.01	0.04	0.05	0.04
Distributions to shareholders from net
investment income	0.00[2]	(0.01)	(0.04)	(0.05)	(0.04)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	1.10%	3.77%	4.97%	3.76%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$1,116	$1,717	$1,409	$1,172	1,506
Ratio of expenses to average net assets
before reductions	0.51%	0.52%	0.51%	0.51%	0.53%
Expense reimbursement	0.10%[3]	–	–	–	–
Expense offset arrangement	0.00%[4]	0.00%[4]	0.00%[4]	–	–
Ratio of expenses to average net
assets net of reductions	0.41%	0.52%	0.51%	0.51%[5]	0.53%[5]
Ratio of net investment income to
average net assets	0.00%[4]	1.07%	3.63%	4.79%[5]	3.75%[5]

[1]	Calculated using average shares outstanding for the year.

[2]	Less than $0.01 per share.

[3]	During the fiscal year ended June 30, 2010, the investment advisory and administrative fee waiver as a result of a Minimum Yield Agreement was $1,444,177.

[4]	Less than 0.01%.

[5]	Ratios include the Fund’s share of income, expenses paid by, and the expense offset arrangement, of the BBH U.S. Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for an Institutional Share outstanding throughout each year/period

	For the years ended June 30,			For the period from January 26, 2007 (commencement of operations) to
	2010	2009	2008	June 30, 2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00[2]	0.01	0.04	0.02
Distributions to shareholders from net
investment income	0.00[2]	(0.01)	(0.04)	(0.02)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00

Total return	0.16%	1.35%	4.02%	2.21%[3]
Ratios/Supplemental data:
Net assets, end of year (in millions)	$586	$989	$765	$1,140
Ratio of expenses to average net assets
before reductions	0.26%	0.27%	0.26%	0.26%
Expense offset arrangement	0.00%[4]	0.00%[4]	0.00%[4]	–
Ratio of expenses to average net
assets net of reductions	0.26%	0.27%	0.26%	0.26%[5,6]
Ratio of net investment income to
average net assets	0.16%	1.29%	3.86%	5.07%[5,6]

[1]	Calculated using average shares outstanding for the year.

[2]	Less than $0.01 per share.

[3]	Inception to date return.

[4]	Less than 0.01%.

[5]	Ratios include the Fund’s share of income, expenses paid by, and the expense offset arrangement, of the BBH U.S. Money Market Portfolio, in which the Fund invested all of its assets prior to June 12, 2007, as appropriate.

[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2010	17

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 2010

1.
Organization. The BBH Money Market Fund is a separate series of the BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Fund currently offers two classes of shares, Institutional Shares and Regular Shares. Regular Shares and Institutional Shares have different operating expenses. At June 30, 2010, there were four series of the Trust.

Prior to June 12, 2007, the Fund invested all of its assets in the BBH U.S. Money Market Portfolio (the “Portfolio”) an open-end management investment company having the same investment objective as the Fund. Effective June 12, 2007, the Fund redeemed its shares of the Portfolio and began investing its assets directly. There were no changes to the Fund’s investment policies and restrictions. The Fund recorded its share of the Portfolio’s income and expenses daily until the date of the redemption.

2.
Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

A.
Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees (the “Board”) of the Trust.

B.
Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.

	C.	Fund Expenses. Expenses are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses are then recognized as incurred.

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

D.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities collateralizing the repurchase agreements. The value of each underlying security is monitored daily to ensure that the value of each security equals or exceeds its repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements held by the Fund is included in the Portfolio of Investments.

E.

Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of ASC 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at June 30, 2010, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended June 30, 2010, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

FINANCIAL STATEMENT JUNE 30, 2010	19

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

F.
Distributions to Shareholders. Distributions to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually. The Fund declared distributions in the amounts of $157,262 and $1,570,298 to Regular and Institutional shareholders, respectively, during the year ended June 30, 2010. The tax character of distributions paid during the fiscal years ended June 30, 2010 and 2009, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total distributions paid
2010:	$ 1,727,182	$378	$ 1,727,560	$ 1,727,560
2009:	26,297,831	–	26,297,831	26,297,831

As of June 30, 2010 and 2009, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2010:	$20,813	–	$20,813	–	–	–	$20,813
2009:	37,038	–	37,038	–	–	–	37,038

As of June 30, 2010, the Fund did not have a net capital loss carryforward.

To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

G.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

H.
U.S. Treasury Temporary Guarantee Program. During the fiscal year ended June 30, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Through September 18, 2009, the Fund paid the U.S. Department of Treasury fees equal to 0.015% based on the net asset value of the Fund’s shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The cost of participating in the Program was borne solely by the Fund.

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

3.		Fees and Other Transactions with Affiliates.

A.
Investment Advisory and Administrative Fees. Effective June 12, 2007, pursuant to a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, a separately identifiable department (“SID” or “Investment Adviser”) within Brown Brothers Harriman & Co. (“BBH”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund under the Agreement. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the fiscal year ended June 30, 2010, the Fund paid $5,232,288 for services under the Agreement. BBH had a sub-administration services agreement with Federated Services Company (“FSC”) for which FSC received compensation paid by BBH. The sub-administration services agreement with FSC terminated as of January 31, 2010.

B.
Investment Advisory and Administrative Fee Waiver. Effective July 6, 2009, the SID voluntarily began to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount which would maintain the daily basis point return to the Fund at a minimum of 1 basis point (0.01%). The amount credited each day would be offset by the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of the SID. For the fiscal year ended June 30, 2010, the SID waived fees in the amount of $1,444,177.

C.
Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Regular Shares of the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Regular Shares’ average daily net assets. For the year ended June 30, 2010, Regular Shares of the Fund paid $3,606,632 for shareholder servicing services.

D.
Custody and Fund Accounting Fees. BBH acts as a custodian and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.01% per annum on the first $1,000,000,000 of net assets and 0.005% per annum on all net assets over $1,000,000,000. For the fiscal year ended June 30, 2010, the Fund incurred $321,878 for custody and accounting services. These fees for the Fund were reduced by $1,641 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is

FINANCIAL STATEMENT JUNE 30, 2010	21

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the year ended June 30, 2010, was $2,021, which is included in miscellaneous expenses.

E.
Board of Trustees’ Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2010, the Fund paid $86,852 in Trustee compensation and reimbursements.

4.
Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of capital stock, at no par value. Transactions in shares of beneficial interest were as follows:

	For the year ended June 30, 2010		For the year ended June 30, 2009
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	2,437,569,295	$2,437,569,294	2,484,068,377	$2,484,068,377
Shares issued in
connection with
reinvestments
of distributions	38,084	38,084	5,639,074	5,639,074
Shares redeemed	(3,038,613,099)	(3,038,613,099)	(2,181,610,983)	(2,181,610,983)

Net increase (decrease)	(601,005,720)	$(601,005,721)	308,096,468	$308,096,468

Institutional Shares
Shares sold	1,664,111,245	$1,664,111,245	1,418,419,867	$1,418,419,867
Shares issued in
connection with
reinvestments
of distributions	565,064	565,064	4,329,020	4,329,020
Shares redeemed	2,067,680,804)	(2,067,680,804)	(1,198,339,195)	(1,198,339,194)

Net increase (decrease)	(403,004,495)	$(403,004,495)	224,409,692	$224,409,693

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010

5.	Principal Risk Factors and Indemnifications.

	A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk) risks associated with investing a significant portion of its assets in bank obligations (concentration risks) or certain risks associated with investing in foreign securities not present in domestic investments (foreign risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.
Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

6.	Subsequent Event.

In accordance with the provisions set forth in ASC 855-10 Subsequent Events, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in its Fund’s financial statements through this date.

FINANCIAL STATEMENT JUNE 30, 2010	23

BBH MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES
June 30, 2010 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)
June 30, 2010 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Regular Shares
Actual	$1,000	$1,000	$1.75
Hypothetical[2]	$1,000	$1,023	$1.77

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Institutional Shares
Actual	$1,000	$1,002	$1.30
Hypothetical[2]	$1,000	$1,024	$1.31

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.35% and 0.26% for Regular and Institutional Shares, respectively, multiplied by 181/365 (to reflect the one half-year period).

[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT JUNE 30, 2010	25

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION
June 30, 2010 (unaudited)

Approval of Investment Advisory and Administrative Services Agreement

At a meeting held in-person on December 8, 2009, the Board, all of whom are not “interested persons,” as defined in the 1940 Act, of the Trust or the Investment Adviser, unanimously approved for an annual period the continuance of the Investment Advisory and Administrative Services Agreement (the “Agreement”) which had been approved by shareholders on May 23, 2007. Both in the meeting specifically held to address the continuance of the Agreement, and at other meetings during the course of the year, the Board requested and received materials relating to services provided by the Investment Adviser under the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. The Board reviewed these factors with its independent counsel.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman’s Mutual Fund Advisory Department and Brown Brothers Harriman & Co.

The Board received and considered information during the in-person meeting held on December 8, 2009, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the SID and BBH. The Board noted that, under the Agreement and with respect to the Fund, the SID, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board also noted that BBH provides administrative services to the Fund.

The Board considered the scope and quality of services provided by the SID and BBH under the Agreement. The Board also considered the policies and practices that BBH follows in allocating the portfolio transactions of the Fund, including the policies and practices of the Fund and BBH regarding best execution, “soft dollars” and directed brokerage. The Board considered the scope and quality of BBH’s compliance and internal audit function. The Board also considered BBH’s capabilities in providing directly certain administrative services that had previously been provided by the Fund’s sub-administrator, including information about other fund complexes that currently obtained such services from BBH. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Agreement.

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2010 (unaudited)

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with an appropriate securities index, as well as a group of retail money market funds and a group of institutional money market funds. In addition to the information received by the Board at the December 8, 2009 meeting, the Board received detailed performance information for the Fund at each regular Board meeting during the year. The Board reviewed information showing performance of the Fund over the 3-month, 1-, 3-, and 5- year periods ended October 31, 2009, and it compared the performance information of its benchmark index and peer funds described above, and noted that the performance of the Fund compared favorably.

Fee Rates

The Board considered the fee rate paid by the Fund to BBH in light of the nature, extent and quality of the services provided by BBH to the Fund. The Board considered the depth and range of services provided under the Agreement, noting that BBH also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of these fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

Costs of Services Provided and Profitability to BBH

The Board reviewed BBH’s profitability data for the Fund for the nine months ended September 30, 2009, and for the year-earlier period. The data included the effect of revenue generated by the shareholder servicing and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on BBH’s expenses. The Board focused on profitability of BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH as a result of the relationship with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, fees received for being the Fund’s administrator, custodian and securities lending agent and shareholder servicing fees. In light of the costs of providing services pursuant to the Agreement with the Fund as well as BBH’s commitment to the Fund, the ancillary benefits that the SID and BBH received were considered reasonable.

FINANCIAL STATEMENT JUNE 30, 2010	27

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2010 (unaudited)

Economies of Scale

The Board noted that the fee schedule for the Fund does contain breakpoints. The Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund’s current size and expense structure, the Board concluded that breakpoints with respect to the Fund were reasonable. The Board concluded that the fees paid by the Fund to BBH were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by BBH.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2010 (unaudited)

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT JUNE 30, 2010	29

BBH MONEY MARKET FUND

ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2009 (unaudited)

In January 2010, the Fund reported on Form 1099 the tax status of all distributions made during the calendar year 2009. Shareholders should use the information on Form 1099 for their income tax returns.

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND

(unaudited)

Information pertaining to the Trustees of BBH Trust (the “Trust”) and executive officers of the Trust is set forth below. The address for all Trustees is 140 Broadway, New York, NY 10005. You can find additional information about the Fund’s Trustees and officers in the Fund’s Statement of Additional Information which is available upon request without charge by contacting the Fund at 1-800-625-5759.

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee

Joseph V. Shields Jr.	Chairman	Since 2007	Managing Director, Chairman and	4	None
Birth Date:	of the	1990-2007	Chief Executive Officer of Shields &
March 17, 1938	Board and	with	Company (member of New York
	Trustee	Predecessor	Stock Exchange); Chairman of
		Trust	Capital Management Associates,
Inc. (registered investment adviser);
Director of Flower Foods, Inc.
(New York Stock Exchange listed
company).

David P. Feldman	Trustee	Since 2007	Director of Jeffrey Co. (1992 to	4	Director of
Birth Date:		1990-2007	2010); Director of QMED (1999		Dreyfus
November 16, 1939		with	to 2007).		Mutual Funds
		Predecessor			(59 Funds)
Trust

Alan G. Lowy	Trustee	Since 2007	Private Investor.	4	None
Birth Date:		1993-2007
April 17, 1939		with
Predecessor
Trust

Arthur D. Miltenberger	Trustee	Since 2007	Retired; Trustee, R.K. Mellon Family	4	None
Birth Date:		1992-2007	Trust (1981 to 2003); Director of
November 8, 1938		with	Aerostructures Corporation
		Predecessor	(aircraft manufacturer) (1996 to 2003).
Trust

H. Whitney Wagner	Trustee	Since 2007	President, Clear Brook Advisors, a	4	None
Birth Date:		2006-2007	registered investment advisor.
March 3, 1956		with
Predecessor
Trust

Andrew S. Frazier*	Trustee	Since 2010	Semi-Retired, Consultant to	4	Director of
Birth Date:			Western World Insurance Group,		WWIG
April 8, 1948			Inc. (“WWIG”) (owner of three
property casualty insurance companies);
President and CEO of WWIG
(1992 – 2009).

FINANCIAL STATEMENT JUNE 30, 2010	31

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND

(unaudited)

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee

Officers

John A. Gehret	President	Since	President and Principal Executive	N/A	N/A
Birth Date:	and	2008	Officer of the Trust; Joined Brown
April 11, 1959	Principal		Brothers Harriman & Co. (“BBH &
140 Broadway	Executive		Co.”) in 1981 and has been a
New York, NY 10005	Officer		Partner of the firm since 1998.

Charles H. Schreiber	Treasurer	Since	Treasurer and Principal Financial	N/A	N/A
Birth Date:	and	2007	Officer of the Trust; Senior Vice
December 10, 1957	Principal		President of BBH & Co. since
140 Broadway	Financial		September 2001; Joined BBH & Co.
New York, NY 10005	Officer		in 1999.

Mark B. Nixon	Assistant	Since	Assistant Secretary and Assistant	N/A	N/A
Birth Date:	Secretary,	2007	Treasurer of the Trust; Vice
January 14, 1963	Assistant		President of BBH & Co. (since
140 Broadway	Treasurer		October 2006); Accounting
New York, NY 10005			Manager, Reserve Funds (August
2005-September 2006); Assistant
Controller, Reserve Funds (February
2005 – August 2005); Private
Consultant (December 2001 –
February 2005).

Beth Haddock	Chief	Since	Chief Compliance Officer of the	N/A	N/A
Birth Date:	Compliance	2007	Trust (September 2007 – present);
December 10, 1965	Officer		Chief Compliance Officer for the
140 Broadway			FINRA/NYSE and SEC compliance
New York, NY 10005			programs and Associate Compliance
Director for the global compliance
program (April 2005 – present);
Deputy General Counsel of AXA
Advisors/AXA Financial (November
1997 – April 2005).

Sue M. Rim-An	Anti-	Since	Anti-Money Laundering Officer, Vice	N/A	N/A
Birth Date:	Money	2008	President of BBH & Co. (September
September 10, 1970	Laundering		2007 – present); AML Officer at
140 Broadway	Officer		UBS Investment Bank (April 2006 –
New York, NY 10005			August 2007); AML Officer & Vice
President in Private Client Services
at Bear Stearns & Co (June 1992 –
April 2006).

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND

(unaudited)

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee

Suzan Barron	Secretary	Since	Senior Vice President and Senior	N/A	N/A
Birth Date:		2009	Investor Services Counsel,
September 5, 1964			Corporate Secretary and Regulatory
50 Milk Street			Support Practice of Fund
Boston, MA 02109			Administration, BBH & Co.
(November 2005 to present).

Alexander Tikonoff	Assistant	Since	Assistant Vice President, Investor	N/A	N/A
Birth Date:	Secretary	2009	Services Counsel, BBH & Co.
December 23, 1974			(August 2006 to present);
50 Milk Street			Supervisor in fund accounting and
Boston, MA 02109			client service group, BBH & Co.
(August 2000 to August 2006).

Theodore J. Boudria	Assistant	Since	Assistant Treasurer of the Trust;	N/A	N/A
Birth Date:	Treasurer	2008	Senior Vice President (since 2009);
June 26, 1968			Vice President (2003 to 2009);
70 Franklin Street			Joined BBH & Co. in 1995.
Boston, MA 02110

Albert C. Pegueros	Assistant	Since	Vice President, Assistant Treasurer,	N/A	N/A
Birth Date:	Treasurer	2009	U.S. Fund Administration Financial
January 27, 1965			Reporting and Treasurer Support
70 Franklin Street			Department, BBH (July 2008 to
Boston, MA 02109			Present); Assistant Vice President,
U.S. Fund Administration Financial
Reporting and Treasurer Support
Department, BBH (May 2005 to
July 2008).

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Except for Mr. Frazier, the Trustees previously served on the Board of Trustees of the Predecessor Trust.

^	The Fund Complex consists of the Trust, which has four series and each is counted as one “Fund” for purposes of this table.

*	Mr. Frazier was appointed as an Independent Trustee of the Trust on June 23, 2010.

FINANCIAL STATEMENT JUNE 30, 2010	33

ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN	MUTUAL FUND ADVISORY
140 BROADWAY	DEPARTMENT (SID) OF
NEW YORK, NY 10005	BROWN BROTHERS HARRIMAN
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

As of the period ended June 30, 2010 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (800) 625-5759.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that both Arthur D. Miltenberger and David P. Feldman possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Arthur D. Miltenberger and David P. Feldman as the Registrant’s audit committee financial experts. Both Arthur D. Miltenberger and David P. Feldman are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $26,000 for 2010 and $26,000 for 2009.

(b)

Audit Related Fees
The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2010 and $0 for 2009.

(c)

Tax Fees
The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $3,200 for 2010 and $3,200 for 2009. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2010 and $0 for 2009.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non- audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0% for 2010 and 2009; Tax Fees were 0% for 2010 and 2009; and Other Fees were 0% for 2010 and 2009.

(f)	Not applicable

(g)

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $17,600 for 2010 and $36,400 for 2009.

(h)

The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.

(a)(3)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ John A. Gehret
John A. Gehret
Title: President (Principal Executive Officer)
Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ John A. Gehret
John A. Gehret
Title: President (Principal Executive Officer)
Date: August 26, 2010

By: (Signature and Title)

/s/ Charles H. Schreiber
Charles H. Schreiber
Title: Treasurer (Principal Financial Officer)
Date: August 26, 2010